SECURE 2.0	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
SECURE 2.0	SECURE 2.0
In December 2022, the Setting Every Community Up for Retirement Enhancement Act (“SECURE 2.0”) introduced a series of mandatory and optional changes affecting qualified retirement plans. Several of these provisions became or were already operationally effective for the Plan during the 2025 plan year, including an increase to the Plan's maximum catch-up contribution limit for participants attaining ages 60 to 63. Formal Plan amendments reflecting these changes are not required until December 31, 2026. The Plan Sponsor intends to adopt all required amendments within the prescribed timeframe.